ACQUISITION OF CHESSER RESOURCES - Allocation of purchase price (Details) - USD ($) $ in Thousands	Sep. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets acquired and liabilities assumed
Cash and cash equivalents		$ 128,148	$ 80,493	$ 107,097
Other current assets		19,823	12,021
Property, plant and equipment		1,574,212	1,567,622
Current liabilities		$ (243,770)	$ (135,080)
Chesser Resources Limited
Consideration transferred
Shares issued	$ 45,548
Acquisition costs	2,182
Settlement of loan facility from Fortuna	2,212
Capital gains taxes and registration fees	9,371
Consideration transferred	59,313
Assets acquired and liabilities assumed
Cash and cash equivalents	420
Other current assets	300
Property, plant and equipment	282
Exploration and evaluation assets	58,862
Current liabilities	(551)
Net assets	$ 59,313